Business Combinations (Narrative) (Details) (USD $)	12 Months Ended				12 Months Ended		12 Months Ended					12 Months Ended						12 Months Ended										12 Months Ended		0 Months Ended	3 Months Ended				0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended		3 Months Ended		3 Months Ended		12 Months Ended		12 Months Ended		3 Months Ended				12 Months Ended
	Jan. 31, 2012 Y	Jan. 31, 2011 Y	Jan. 31, 2010	Aug. 02, 2011	Jan. 31, 2012 Vovici Acquisition [Member] Y	Aug. 04, 2011 Vovici Acquisition [Member]	Jan. 31, 2012 Vovici Acquisition [Member] Customer Relationships [Member] Y	Jan. 31, 2012 Vovici Acquisition [Member] Trade Names [Member] Y	Jan. 31, 2012 Vovici Acquisition [Member] Acquired Technology [Member] Y	Jan. 31, 2012 Global Management Technologies Acquisition [Member] Y	Oct. 07, 2011 Global Management Technologies Acquisition [Member]	Jan. 31, 2012 Global Management Technologies Acquisition [Member] Customer Relationships [Member] Y	Jan. 31, 2012 Global Management Technologies Acquisition [Member] Trade Names [Member] Y	Jan. 31, 2012 Global Management Technologies Acquisition [Member] Acquired Technology [Member] Y	Jan. 31, 2012 Other Business Combinations [Member]	Jan. 31, 2012 Other Business Combinations [Member] Accounts Payable [Member]	Jan. 31, 2012 Other Business Combinations [Member] Other Long-Term Liabilities [Member]	Jan. 31, 2012 Other Acquisitions [Member] Y	Jan. 31, 2012 Other Acquisitions [Member] Customer Relationships [Member] Maximum [Member] Y	Jan. 31, 2012 Other Acquisitions [Member] Customer Relationships [Member] Minimum [Member] Y	Jan. 31, 2012 Other Acquisitions [Member] Trade Names [Member] Maximum [Member] Y	Jan. 31, 2012 Other Acquisitions [Member] Trade Names [Member] Minimum [Member] Y	Jan. 31, 2012 Other Acquisitions [Member] Acquired Technology [Member] Y	Jan. 31, 2012 Other Acquisitions [Member] Trademarks [Member] Y	Jan. 31, 2012 Other Acquisitions [Member] Other Identifiable Intangible Assets [Member] Maximum [Member] Y	Jan. 31, 2012 Other Acquisitions [Member] Other Identifiable Intangible Assets [Member] Minimum [Member] Y	Jan. 31, 2011 Iontas Acquisition [Member]	Jan. 31, 2012 Iontas Acquisition [Member] Developed Technology Rights [Member] Y	Jan. 31, 2012 Iontas Acquisition [Member] Noncompete Agreements [Member] Y	Aug. 04, 2011 Verint [Member]	Jan. 31, 2012 Verint [Member]	Aug. 02, 2011 Verint [Member]	Jan. 31, 2012 Verint [Member] Accounts Payable [Member]	Jan. 31, 2012 Verint [Member] Other Long-Term Liabilities [Member]	Aug. 04, 2011 Verint [Member] Vovici Acquisition [Member]	Jan. 31, 2012 Verint [Member] Vovici Acquisition [Member]	Jan. 31, 2012 Verint [Member] Vovici Acquisition [Member]	Aug. 04, 2011 Verint [Member] Compensation for pre-acquisition services [Member]	Aug. 04, 2011 Verint [Member] Stock based compensation expense [Member]	Jan. 31, 2012 Verint [Member] Global Management Technologies Acquisition [Member]	Oct. 07, 2011 Verint [Member] Global Management Technologies Acquisition [Member]	Jan. 31, 2012 Verint [Member] Global Management Technologies Acquisition [Member] Developed Technology Rights [Member]	Jan. 31, 2012 Verint [Member] Global Management Technologies Acquisition [Member] Customer Relationships [Member]	Jan. 31, 2012 Verint [Member] Other Business Combinations [Member]	Dec. 31, 2010 Verint [Member] Other Business Combinations [Member] Maximum [Member]	Jan. 31, 2012 Verint [Member] Other Business Combinations [Member] Developed Technology Rights [Member]	Jan. 31, 2012 Verint [Member] Other Business Combinations [Member] Customer Relationships [Member]	Jan. 31, 2012 Verint [Member] Other Acquisitions [Member]	Jan. 31, 2012 Verint [Member] Other Acquisitions [Member] Customer Relationships [Member]	Jan. 31, 2012 Verint [Member] Other Acquisitions [Member] Developed Technology [Member]	Apr. 30, 2011 Verint [Member] Iontas Acquisition [Member]	Jan. 31, 2012 Verint [Member] Iontas Acquisition [Member] Y	Jan. 31, 2011 Verint [Member] Iontas Acquisition [Member]	Feb. 04, 2010 Verint [Member] Iontas Acquisition [Member]	Jan. 31, 2012 All Other [Member] Other Business Combinations [Member]	Jan. 31, 2011 In-Process Research and Development [Member]	Jan. 31, 2012 In-Process Research and Development [Member] Verint [Member] Other Business Combinations [Member]
Business Acquisition [Line Items]
Cash consideration						$ 55,708,000					$ 24,596,000							$ 33,835,000									$ 17,738,000								$ 56,100,000						$ 24,600,000			$ 33,800,000										$ 17,700,000
Liability to repay bank debt				3,300,000																												10,700,000			400,000
Business acquisitons, options issued																																			42,000
Business acquisition, options issued, value assigned																														1,000,000								100,000	900,000
Potential additional contingent payments																																			19,100,000						17,400,000			41,000,000										3,800,000
Estimated fair value of the contingent consideration	(38,646,000)	(3,686,000)				9,900,000				(9,600,000)	12,000,000				(20,100,000)	(6,400,000)	(13,700,000)	20,504,000									3,224,000				(7,200,000)		(2,000,000)	(5,200,000)																		(1,700,000)		(3,200,000)	(20,500,000)
Indefinite-Lived Intangible Assets (Excluding Goodwill)																																																								0	2,500,000
Recorded benefit from change in fair value of contingent consideration										2,400,000
Expenses recorded reflecting impact of revised assessments of probability of payment																																					2,700,000
Estimated profit margin					15.00%					20.00%
Carrying value of acquiree deferred revenue					5,300,000					4,300,000
Fair value of support obligations assumed					2,300,000					1,200,000
Service revenue					5,000,000
Selling, general and administrative (expenses) benefit	400,358,000	415,704,000	370,975,000												(400,000)
Aggregate consideration payable for acquisitions						66,103,000					36,596,000							55,155,000									21,743,000																	55,100,000	15,000,000									21,700,000
Transaction and related costs to acquisitions					3,400,000					1,600,000					5,000,000																																					1,300,000
Estimated useful lives (in years)							10	5	6			10	3	5					4	7	5	4	6	10	4	3		6	3
Weighted-average estimated useful life of acquired finite-lived identifiable intangible assets (in years)	7.5	5.9			8.1					7.2								6.8																																		5.9
Goodwill, purchase price allocation adjustment related to intangible assets																																								1,100,000				3,100,000				(400,000)
Goodwill, purchase price allocation adjustment related to income tax assets and liabilities																																				4,000,000				400,000								3,100,000
Goodwill, purchase price allocation adjustments, total																																												100,000				1,500,000
Fair value, purchase price allocation adjustments related to intangible assets																																										(100,000)	(1,000,000)			300,000	400,000		200,000	200,000
Estimated completion time for In-process research and development (in years)	2
Goodwill						41,502,000					23,141,000				33,500,000			30,537,000									12,776,000																									12,800,000
Goodwill being assessed for tax deductibility															21,400,000
Goodwill not deductible for tax purposes															12,100,000
Current liabilities																															4,300,000	5,500,000
Noncurrent liabilities																															4,700,000	5,200,000
Liabilities assumed, value adjustment																															800,000					1,100,000	200,000
Assets acquired, value adjustment																																				1,000,000
Goodwill, purchase price allocation adjustment related to changes in liabilities and assets																																				100,000
Prepayments for product licenses and support services																																																				1,500,000
Partial offset of trade accounts payable																																																				700,000
Payment of contingent consideration																																																			2,000,000
Developed technology assets acquired																																																				6,900,000
Non-competition arragements assets acquired																																																				300,000
Tangible assets acquired																																																				1,700,000
Changes in fair value of contingent consideration recorded within selling, general and administrative expenses	42,404,000	3,424,000	0																																									1,900,000				500,000				200,000	300,000
Goodwill, purchase price allocation adjustments related to changes in contingent consideration																																																500,000
Goodwill, purchase price allocation adjustments related to changes in performance obligations																																																(1,700,000)
Goodwill, purchase price allocation adjustments related to deferred tax liabilities																																												3,800,000
Goodwill, purchase price allocation adjustments related to intangible assets																																												(2,900,000)
Goodwill, purchase price allocation adjustments related to accumulated amortization for intangible assets																																												600,000
Goodwill, purchase price allocation adjustments related to accounts payable and accrued expenses																																												200,000
Goodwill, purchase price allocation adjustments related to long-term deferred income tax liabilities																																												3,100,000
Goodwill, purchase price allocation adjustments related to long-term deferred tax assets																																												$ 200,000